SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Patents And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 3,676	$ 3,312	$ 2,944
Amortization expense		364	368
Ending Balance	3,676	3,676	3,312
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	637,232	562,700	488,173
Amortization expense	37,264	74,531	74,527
Ending Balance	674,496	637,232	562,700
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	640,908	566,012	491,117
Amortization expense	37,264	74,895	74,895
Ending Balance	$ 678,172	$ 640,908	$ 566,012